INVESTMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 MLB Network [Member]	Dec. 31, 2013 iN Demand [Member]	Dec. 31, 2013 National Cable Communications [Member]	Dec. 31, 2013 SpectrumCo [Member]	Dec. 31, 2012 SpectrumCo [Member]	Dec. 31, 2013 SportsNet New York [Member]	Dec. 31, 2012 SportsNet New York [Member]	Dec. 31, 2012 Clearwire [Member]	Dec. 31, 2011 Clearwire [Member]	Sep. 30, 2011 Clearwire [Member]
Investments
Equity-method investments	$ 53	$ 64					$ 0	$ 8	$ (185)	$ (189)			$ 0
Other investments	3	23
Total investments	56	87
Equity-method investments, ownership percentage				5.30%	29.30%	16.70%	31.20%		26.80%
Income (loss) from equity-method investments, net	19	454	(88)
SpectrumCo
Total proceeds received by SpectrumCo from the sale of spectrum licenses								3,600
Proceeds received by TWC from SpectrumCo's sale of spectrum licenses								1,112
TWC's share of the gain recognized on SpectrumCo's sale of spectrum licenses								430
TWC's share of the gain recognized on SpectrumCo's sale of spectrum licenses, net of tax								261
Return of capital from investees	9	1,200	3				7
Clearwire
Proceeds from sale of investment in Clearwire											64
Pretax gain on sale of investment in Clearwire	0	64	0
Income tax benefit recorded primarily related to the sale of Clearwire's Class A common stock											19
Deferred income tax asset valuation allowance reversed during the period	(10)										46
Asset impairments, assets related to the provision of wireless services	0	0	60
Asset impairments, fixed assets and wireless devices												44
Asset impairments, wireless wholesale agreements												$ 16